Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

(in thousands)	December 31, 2019	September 30, 2020
Compensation and related benefits	$1,631	$2,099
Research and development	658	3,763
Offering costs	—	220
Professional services and other	314	203

	$2,603	$6,285

6. Accrued Expenses

Accrued expenses consisted of the following:

	December 31,
	2018	2019
	(in thousands)
Compensation and related benefits	$873	$1,631
Research and development	153	658
Other	59	314

	$1,085	$2,603